Certain Relationships And Related Transactions	12 Months Ended
Dec. 31, 2015
Certain Relationships And Related Transactions [Abstract]
Certain Relationships And Related Transactions

NOTE 24 — CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

Steven Mnuchin, a Director and Vice Chairman of CIT and CIT Bank and previously the Chairman and CEO of IMB and Chairman of OneWest Bank, is also Chairman, CEO, and principal owner of Dune Capital Management LP, a privately owned investment firm (“Dune Capital”). Through Dune Capital, Mr. Mnuchin owns or controls interests in several entities that have made various investments in the media and entertainment industry, including Ratpac-Dune Entertainment LLC, a film investment business (“Ratpac-Dune”) and Relativity Media LLC, a media production and distribution company (“Relativity”). CIT Bank was a lender and participant in a $300 million credit facility provided to Ratpac-Dune, which is led by Bank of America and was entered into prior to the OneWest Transaction. As of September 30, 2015, CIT Bank had a commitment in the facility of $17.8 million.  CIT Bank sold its interest in the loan on October 14, 2015 and it is no longer a related party transaction.

On October 2, 2014, Mr. Mnuchin purchased certain classes of equity interests in and was appointed as co-chairman of the Board of Relativity Holdings LLC (“Relativity”). As a result, several revolving credit facilities and term loan facilities that previously existed among OneWest Bank and certain other banks, as lenders, and certain subsidiaries and affiliates of Relativity (the “Borrowers”), including one revolving credit facility that was increased in size after October 2, 2014, and certain deposits of the Borrowers with OneWest Bank, were considered to be related party transactions. Prior to October 2, 2014, James Wiatt, a director of both IMB and OneWest Bank, was also a director of Relativity. After Mr. Mnuchin joined the Board of Relativity on October 2, 2014, all subsequent actions between OneWest Bank and the Borrowers were approved by the full Board of OneWest Bank, excluding Mr. Mnuchin and Mr. Wiatt. As of December 31, 2015, the contractual loan commitments by CIT Bank, N.A. (formerly OneWest Bank) to the Borrowers was $39.9 million, of which $38.5 million was outstanding, and the deposit totaled $40.7 million. Effective as of May 29, 2015, Mr. Mnuchin ceased to be co-chairman of the Board of Relativity. Relativity filed a voluntary petition under Chapter 11 of the United States Bankruptcy Code on July 30, 2015 seeking protection for itself and certain of its subsidiaries.

During the third quarter of 2015, Strategic Credit Partners Holdings LLC (the “JV”), a joint venture between CIT Group Inc. (“CIT”) and TPG Special Situations Partners (“TSSP”), was formed. The JV will extend credit in senior-secured, middle-market corporate term loans, and, in certain circumstances, be a participant to such loans. Participation could be in corporate loans originated by CIT. The JV may acquire other types of loans, such as subordinate corporate loans, second lien loans, revolving loans, asset backed loans and real estate loans. During the year ended December 31, 2015, loans of $70 million were sold to the joint venture, while our investment is $4.6 million at December 31, 2015. CIT also maintains an equity interest of 10% in the JV.

During 2014, the Company formed two joint ventures (collectively “TC-CIT Aviation”) between CIT Aerospace and Century Tokyo Leasing Corporation (“CTL”). CIT records its net investment under the equity method of accounting. Under the terms of the agreements, TC-CIT Aviation will acquire commercial aircraft that will be leased to airlines around the globe. CIT Aerospace is responsible for arranging future aircraft acquisitions, negotiating leases, servicing the portfolio and administering the entities.  Initially, CIT Aerospace sold 14 commercial aircraft to TC-CIT Aviation in transactions with an aggregate value of approximately $0.6 billion, including nine aircraft sold in 2014 and five aircraft sold in the first quarter of 2015 (these five aircraft were sold at an aggregate amount of $240 million). In addition to the initial 14 commercial aircraft, CIT sold 5 commercial aircraft with an aggregate value of $226 million in the year ended December 31, 2015. CIT also made and maintains a minority equity investment in TC-CIT Aviation in the amount of approximately $50 million. CTL made and maintains a majority equity interest in the joint venture and is a lender to the companies.

CIT invests in various trusts, partnerships, and limited liability corporations established in conjunction with structured financing transactions of equipment, power and infrastructure projects. CIT’s interests in these entities were entered into in the ordinary course of business. Other assets included approximately $224 million and $73 million at December 31, 2015 and December 31, 2014, respectively, of investments in non-consolidated entities relating to such transactions that are accounted for under the equity or cost methods.

The combination of investments in and loans to non-consolidated entities represents the Company’s maximum exposure to loss, as the Company does not provide guarantees or other forms of indemnification to non-consolidated entities.

As of December 31, 2015, a wholly-owned subsidiary of the Company subserviced loans for a related party with unpaid principal balances of $204.5 million.